Other information - Additional Information (Details) Item in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 Number Item GW MW	Dec. 31, 2020 EUR (€) Number	Dec. 31, 2022 EUR (€)
Other information
Consideration transferred, acquisition-date fair value | €		€ 112	€ 1,667
Evolvere
Other information
Equity interest acquired (as a percent)		70.00%
Consideration transferred, acquisition-date fair value | €		€ 97
Cash and cash equivalents in subsidiary or businesses acquired or disposed | €		3
Companies holding authorization rights for wind projects
Other information
Consideration transferred, acquisition-date fair value | €		€ 12
Number of companies acquired		3
Number of wind projects to be constructed in Puglia		3
Aldro Energa Y Soluciones SLU
Other information
Equity interest acquired (as a percent)	100.00%
Number of retail customers | Item	250
FRI-EL Biogas Holding SpA
Other information
Equity interest acquired (as a percent)	100.00%
Number of plants owned	21
Power generating capacity, existing or in advanced development | MW	2
Portfolio Of Thirteen Onshore Wind Facilities
Other information
Power generating capacity, existing or in advanced development | MW	315
Dhamma Energy Group
Other information
Power generating capacity, existing or in advanced development | MW	120
Power generating capacity, projected | GW	3
Portfolio Of Nine Renewable Energy Projects
Other information
Power generating capacity, existing or in advanced development | GW	0.9
Power generating capacity, projected | MW	234
Number of wind farms in operation	3
Number of wind farms under construction	1
Number of photovoltaic projects	5
Finproject SpA
Other information
Equity interest acquired (as a percent)	60.00%	40.00%
Be Power
Other information
Equity interest acquired (as a percent)	100.00%
Number of charging points	6,000